Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

19. Subsequent events

The Company has evaluated subsequent events through the date of issuance of the consolidated financial statements, there were no other subsequent events with material financial impact on the consolidated financial statements.